EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS [abstract]
Schedule of equity investments

	2016	2017
Current:
Non-publicly traded investments
Private equity funds classified at FVTOCI	15	14

	15	14

Non-current:
Publicly traded investments
Equity investment in MEG Energy Corporation (“MEG”) classified at FVTOCI (1)	1,356	766
Other equity investment classified at FVTPL	35	15
	1,391	781
Non-publicly traded investments
Private equity fund in Kerogen Energy Fund classified at FVTOCI (2)	2,875	2,759

	4,266	3,540

Schedule of other financial assets
	2016	2017
Current:
Non-publicly traded investments classified at FVTPL:
Corporate wealth management products (1)	46,958	66,229
Money market funds (2)	5,931	8,115

	52,889	74,344